21. Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Assets On Recurring Basis
December 31, 2017	Level 2
Assets: (market approach)
U.S. GSE debt securities	$17,158,742
Agency MBS	16,613,337
Other investments	4,678,574
Total	$38,450,653

December 31, 2016	Level 2
Assets: (market approach)
U.S. GSE debt securities	$17,317,328
Agency MBS	13,154,228
Other investments	3,243,495
$33,715,051

Schedule of Fair Value Assets Nonrecurring Basis
December 31, 2017	Level 2
Assets: (market approach)
MSRs(1)	$1,083,286
Impaired loans, net of related allowance	135,630
OREO	284,235

December 31, 2016
Assets: (market approach)
MSRs(1)	$1,210,695
Impaired loans, net of related allowance	508,872
OREO	394,000

(1) Represents MSRs at lower of cost or fair value, including MSRs deemed to be impaired and for which a valuation allowance was established to carry at fair value at December 31, 2017 and 2016.

Schedule Of Estimated Fair Values Of Financial Instruments
December 31, 2017		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$42,654	$42,654	$0	$0	$42,654
Securities HTM	48,825	0	48,796	0	48,796
Securities AFS	38,451	0	38,451	0	38,451
Restricted equity securities	1,704	0	1,704	0	1,704
Loans and loans held-for-sale, net of ALL
Commercial & industrial	76,394	0	0	76,799	76,799
Commercial real estate	204,260	0	136	204,697	204,833
Residential real estate - 1st lien	167,671	0	0	169,205	169,205
Residential real estate - Jr lien	44,916	0	0	45,207	45,207
Consumer	5,223	0	0	5,425	5,425
MSRs (1)	1,083	0	1,337	0	1,337
Accrued interest receivable	2,052	0	2,052	0	2,052

Financial liabilities:
Deposits
Other deposits	509,686	0	508,407	0	508,407
Brokered deposits	50,949	0	50,926	0	50,926
Long-term borrowings	3,550	0	3,191	0	3,191
Repurchase agreements	28,648	0	28,648	0	28,648
Capital lease obligations	382	0	382	0	382
Subordinated debentures	12,887	0	12,832	0	12,832
Accrued interest payable	101	0	101	0	101

(1) Reported fair value represents all MSRs serviced by the Company at December 31, 2017, regardless of carrying amount.

December 31, 2016		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$29,614	$29,614	$0	$0	$29,614
Securities HTM	49,887	0	51,035	0	51,035
Securities AFS	33,715	0	33,715	0	33,715
Restricted equity securities	2,756	0	2,756	0	2,756
Loans and loans held-for-sale, net of ALL
Commercial & industrial	67,972	0	48	68,727	68,775
Commercial real estate	199,136	0	601	201,560	202,161
Residential real estate - 1st lien	165,243	0	941	166,858	167,799
Residential real estate - Jr lien	42,536	0	109	42,948	43,057
Consumer	7,084	0	0	7,371	7,371
MSRs(1)	1,211	0	1,302	0	1,302
Accrued interest receivable	1,819	0	1,819	0	1,819

Financial liabilities:
Deposits
Other deposits	470,002	0	469,323	0	469,323
Brokered deposits	34,733	0	34,745	0	34,745
Short-term borrowings	30,000	0	30,000	0	30,000
Long-term borrowings	1,550	0	1,376	0	1,376
Repurchase agreements	30,423	0	30,423	0	30,423
Capital lease obligations	483	0	483	0	483
Subordinated debentures	12,887	0	12,849	0	12,849
Accrued interest payable	73	0	73	0	73

(1) Reported fair value represents all MSRs serviced by the Company at December 31, 2016, regardless of carrying amount.